BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
Business Overview And Basis Of Presentation
SCHEDULE OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY COMPANY

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

SKK Group Limited (“SKK Group”)	● British Virgin Islands company ● Incorporated on April 19, 2023 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding ● Provision of investment holding	100% owned by SKK Holdings

SKK Works Pte Ltd (“SKK Works”)	● Singaporean company ● Incorporated on October 16, 2013 ● Issued and outstanding 2,430,000 ordinary shares for S$2,430,000 ● Construction installation NEC	100% owned by SKK Group
SKK Works M&E Pte Ltd (“SKK M&E”)	● Singaporean company ● Incorporated on March 1, 2018 ● Issued and outstanding 100,000 ordinary shares for S$100,000 ● General contractors and civil engineering	100% owned by SKK Works